Disclosure of financial instruments and management of financial risks (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments and management of financial risks
Loss allowance for the expected credit losses	€ 99	€ 105	€ 182
Loss allowance recognized in profit and loss	€ 6	€ 77	€ 106
Germany's largest private bank
Disclosure of financial instruments and management of financial risks
Concentration of risk	16.00%
German Landesbank
Disclosure of financial instruments and management of financial risks
Concentration of risk	79.00%